Bank Borrowings - Summary of currency analysis of bank borrowings (Detail) - HKD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 388,870,500	$ 232,280,000
Hong Kong Dollars [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	116,000,000	116,000,000
United States Dollars [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 272,870,500	$ 116,280,000